First Trust Alerian US NextGen Infrastructure ETF Average Annual Total Returns			12 Months Ended	45 Months Ended	60 Months Ended	120 Months Ended	194 Months Ended	207 Months Ended	211 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Alerian U.S. NextGen Infrastructure Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		14.69%
MSCI World Industrials Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			24.93%		11.99%	11.75%	10.69%	11.14%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	12.55%	13.15%	14.29%	13.76%	13.72%	11.47%
MSCI USA Infrastructure Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		12.48%		9.51%	9.27%
First Trust Alerian US NextGen Infrastructure ETF
Prospectus [Line Items]
Average Annual Return, Percent			13.95%		10.39%	7.29%		7.22%
Performance Inception Date		Oct. 13, 2008
First Trust Alerian US NextGen Infrastructure ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.38%		9.72%	6.49%		6.50%
First Trust Alerian US NextGen Infrastructure ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.25%		7.89%	5.44%		5.62%

[1]	On July 29, 2022, the Fund’s underlying index changed from the ISE Global Engineering and ConstructionTM Index to the Alerian U.S. NextGen Infrastructure Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of April 30, 2021, it was not in existence for all the periods shown.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.